Nature of Business, Basis of Presentation and Significant Accounting Policies (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Operations and Comprehensive Income
Selling, general and administrative	$ 6,279,372	$ 408,822	$ 3,036,873	$ 1,068,767
Interest expense	1,002,576	34,311	1,804,710	30,140
Net loss	(86,411,460)	(252,426)	(20,706,448)	(478,170)	(478,170)
Warrant liability	94,859,540		16,600,500
Additional paid-in capital	162,788,478		4,727,138	36,811
Accumulated deficit	(107,704,508)		(21,293,048)	(586,600)
As Previously Reported
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants			6,973,231
Selling, general and administrative			2,836,873
Interest expense			353,089
Net loss			(9,427,558)
Warrant liability			6,973,231
Additional paid-in capital			3,075,517
Accumulated deficit			(10,014,158)
Adjustments
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants			9,627,269
Selling, general and administrative			200,000
Interest expense			1,451,621
Net loss			(11,278,890)
Warrant liability			9,627,269
Additional paid-in capital			1,651,621
Accumulated deficit			(11,278,890)
Restatement
Consolidated Statement of Operations and Comprehensive Income
Advisory agreement warrants			16,600,500
Selling, general and administrative			3,036,873
Interest expense			1,804,710
Net loss			(20,706,448)
Warrant liability			16,600,500
Additional paid-in capital			4,727,138
Accumulated deficit			$ (21,293,048)